CONSOLIDATED STATEMENT OF EQUITY In Millions	Total USD ($)	Total EUR (€)	Common Stock USD ($)	Common Stock EUR (€)	Preferred Stock USD ($)	Preferred Stock EUR (€)	Additional Paid In Capital USD ($)	Additional Paid In Capital EUR (€)	Accumulated Surplus USD ($)	Accumulated Surplus EUR (€)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)	Treasury Stock USD ($)	Treasury Stock EUR (€)	Noncontrolling Interest USD ($)	Noncontrolling Interest EUR (€)	Redeemable Noncontroling Interest Temporary Equity [Member] USD ($)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR (€)
Balance at beginning of year (Common Stock: 956,090,482 of par value EUR 5.00 each at 2012 and 2013 and 2,396,785,994 at 2014 of par value EUR 0.30 each) (Preferred stock: 25,000,000 shares of par value EUR 0.30 each at 2012 and 2013 and 12,639,831 shares of par value EUR 0.30 each at 2014 and 270,000,000 shares of par value EUR 5.00 each at 2012, 2013 and 2014) (Treasury Stock: 6,297, 1,076 and 397,655 shares at 2012, 2013 and 2014 respectively) at Dec. 31, 2011				€ 4,780		€ 1,358		€ 4,090		€ (12,547)		€ (1,939)		€ 0		€ 71		€ 283
Issuance of common shares due to acquisition of Eurobank (270,510,718 shares of par value EUR 1.00 through a non-rights issue)		0
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(11)
Purchase of subsidiaries shares from non-controlling interest		(10)						(10)
Net Income Loss		(2,537)								(2,537)						(7)		27
Net change in fair value of securities available for sale												557				0		10
Foreign currency translation adjustments												130				1		4
Sale of treasury stock (6,076,383, 9,770,521 and 33,095,326 shares during 2012, 2013 and 2014 respectively)								(1)						121
Purchase of treasury stock (6,071,162, 10,167,100 and 32,698,747 shares during 2012, 2013 and 2014 respectively)														(121)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										47
Redemption of redeemable NCI																		(25)
Changes in the redemption amount of redeemable NCI																		(42)
Balance at end of year (Common Stock: 956,090,482 shares in 2012 of par value EUR 5.00 each, 2,396,785,994 in 2013 of par value EUR 0.30 each and 3,533,149,631 in 2014 of par value EUR 0.30 each) (Preferred stock: 25,000,000 shares of par value EUR 0.30 each at 2012 and 12,639,831 shares of par value EUR 0.30 each at 2013 and 2014 and 270,000,000 shares of par value EUR 5.00 each at 2012, 2013 and 2014) (Treasury Stock: 1,076, 397,655 and 1,076 shares at 2012, 2013 and 2014 respectively) at Dec. 31, 2012				4,780		1,358		4,079		(15,037)		(1,283)		0		54		257
Reduction of par value per share (Common Stock: from EUR 5.00 to EUR 1.00)				(3,824)				5,014
Reverse split of the common stock				(1,190)
Issuance of common shares due to acquisition of Eurobank (270,510,718 shares of par value EUR 1.00 through a non-rights issue)		271		271				2
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(12)
Purchase of subsidiaries shares from non-controlling interest		0						1
Net Income Loss		37								37						(1)		33
Net change in fair value of securities available for sale												(64)						(8)
Foreign currency translation adjustments												(1,285)				(2)		(39)
Pension liability												36
Issuance of 2,274,125,874 shares of par value EUR 0.30 at 2013 and 1,136,363,637 shares of par value EUR 0.30 at 2014, through a rights issue and a non-rights issue, respectively				682				9,074
Issue costs for the issuance of 270,510,718 and 2,274,125,874 shares in 2013 and 1,136,363,637 shares in 2014, net of tax								(176)
Sale of treasury stock (6,076,383, 9,770,521 and 33,095,326 shares during 2012, 2013 and 2014 respectively)														45
Purchase of treasury stock (6,071,162, 10,167,100 and 32,698,747 shares during 2012, 2013 and 2014 respectively)														(47)
Issuance of preference shares (200,000,000 of par value EUR 5.0 each)						0
Purchase of preference shares (12,360,169 preference shares)						(4)		(135)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										(7)
Changes in the redemption amount of redeemable NCI																		7
Balance at end of year (Common Stock: 956,090,482 shares in 2012 of par value EUR 5.00 each, 2,396,785,994 in 2013 of par value EUR 0.30 each and 3,533,149,631 in 2014 of par value EUR 0.30 each) (Preferred stock: 25,000,000 shares of par value EUR 0.30 each at 2012 and 12,639,831 shares of par value EUR 0.30 each at 2013 and 2014 and 270,000,000 shares of par value EUR 5.00 each at 2012, 2013 and 2014) (Treasury Stock: 1,076, 397,655 and 1,076 shares at 2012, 2013 and 2014 respectively) at Dec. 31, 2013		2,366	803	719	1,511	1,354	19,934	17,859	(16,751)	(15,007)	(2,898)	(2,596)	(2)	(2)	44	39	279	250
Issuance of common shares due to acquisition of Eurobank (270,510,718 shares of par value EUR 1.00 through a non-rights issue)	0	0
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding															2	2
Purchase of subsidiaries shares from non-controlling interest		(46)					(51)	(46)			(66)	(59)
Net Income Loss	(2,765)	(2,477)							(2,765)	(2,477)					(2)	(2)	7	6
Net change in fair value of securities available for sale											(92)	(82)					2	2
Foreign currency translation adjustments											260	233					7	6
Pension liability											(48)	(43)
Issuance of 2,274,125,874 shares of par value EUR 0.30 at 2013 and 1,136,363,637 shares of par value EUR 0.30 at 2014, through a rights issue and a non-rights issue, respectively			381	341			2,410	2,159
Issue costs for the issuance of 270,510,718 and 2,274,125,874 shares in 2013 and 1,136,363,637 shares in 2014, net of tax							(61)	(55)
Sale of treasury stock (6,076,383, 9,770,521 and 33,095,326 shares during 2012, 2013 and 2014 respectively)							1	1					93	83
Purchase of treasury stock (6,071,162, 10,167,100 and 32,698,747 shares during 2012, 2013 and 2014 respectively)													(91)	(81)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests									108	97
Redemption of redeemable NCI																	(187)	(167)
Changes in the redemption amount of redeemable NCI																	(108)	(97)
Balance at end of year (Common Stock: 956,090,482 shares in 2012 of par value EUR 5.00 each, 2,396,785,994 in 2013 of par value EUR 0.30 each and 3,533,149,631 in 2014 of par value EUR 0.30 each) (Preferred stock: 25,000,000 shares of par value EUR 0.30 each at 2012 and 12,639,831 shares of par value EUR 0.30 each at 2013 and 2014 and 270,000,000 shares of par value EUR 5.00 each at 2012, 2013 and 2014) (Treasury Stock: 1,076, 397,655 and 1,076 shares at 2012, 2013 and 2014 respectively) at Dec. 31, 2014	$ 2,720	€ 2,437	$ 1,184	€ 1,060	$ 1,511	€ 1,354	$ 22,233	€ 19,918	$ (19,408)	€ (17,387)	$ (2,844)	€ (2,547)	$ 0	€ 0	$ 44	€ 39	$ 0	€ 0